Average Annual Total Returns - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - Select Health Care Services Portfolio	Apr. 29, 2025
Select Health Care Services Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	(13.24%)
Past 5 years	4.81%
Past 10 years	8.58%
Select Health Care Services Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	(16.16%)
Past 5 years	3.42%
Past 10 years	6.99%
Select Health Care Services Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(5.62%)
Past 5 years	3.83%
Past 10 years	6.75%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F1520
Average Annual Return:
Past 1 year	(4.01%)
Past 5 years	8.50%
Past 10 years	10.20%